Cover	Jan. 02, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 02, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41344
Entity Registrant Name	METAL SKY STAR ACQUISITION CORPORATION
Entity Central Index Key	0001882464
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	221 River Street
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	Hoboken
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07030
City Area Code	201
Local Phone Number	721-8789
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary Share, $0.001 par value, one redeemable warrant, and one right
Title of 12(b) Security	Units, each consisting of one Ordinary Share, $0.001 par value, one redeemable warrant, and one right
Trading Symbol	MSSAU
Security Exchange Name	NASDAQ
Ordinary Shares, $0.001 par value
Title of 12(b) Security	Ordinary Shares, $0.001 par value
Trading Symbol	MSSA
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one Ordinary Share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	MSSAW
Security Exchange Name	NASDAQ
Rights to receive one-tenth (1/10
Title of 12(b) Security	Rights to receive one-tenth (1/10th) of one Ordinary Share
Trading Symbol	MSSAR
Security Exchange Name	NASDAQ